Capital Stock and Changes in Capital Accounts (Narrative Incentive Plan) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance	9,144,759
Compensation cost on restricted stock	$ 5,270	$ 5,007
Unrecognized cost for unvested restricted shares	$ 10,084		$ 11,674
Total compensation cost not yet recognized, Period for recognition	1 year 7 months 13 days